Shareholder Report, Holdings (Details)	Jun. 30, 2026
Empower Large Cap Growth Fund - Institutional Class | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.17%
Empower Large Cap Growth Fund - Institutional Class | Eli Lilly & Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.58%
Empower Large Cap Growth Fund - Institutional Class | Amphenol Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.94%
Empower Large Cap Growth Fund - Institutional Class | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Total Investments	2.55%
Empower Large Cap Growth Fund - Institutional Class | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
Empower Large Cap Growth Fund - Institutional Class | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.51%
Empower Large Cap Growth Fund - Institutional Class | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.58%
Empower Large Cap Growth Fund - Institutional Class | Amazon.com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.74%
Empower Large Cap Growth Fund - Institutional Class | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.15%
Empower Large Cap Growth Fund - Institutional Class | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Total Investments	6.32%
Empower Large Cap Growth Fund - Institutional Class | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.18%
Empower Large Cap Growth Fund - Institutional Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	40.20%
Empower Large Cap Growth Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.56%
Empower Large Cap Growth Fund - Institutional Class | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	11.14%
Empower Large Cap Growth Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.98%
Empower Large Cap Growth Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.14%
Empower Large Cap Growth Fund - Institutional Class | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	6.16%
Empower Large Cap Growth Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.55%
Empower Large Cap Growth Fund - Institutional Class | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.79%
Empower Large Cap Growth Fund - Institutional Class | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
Empower Large Cap Growth Fund - Investor Class | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.17%
Empower Large Cap Growth Fund - Investor Class | Eli Lilly & Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.58%
Empower Large Cap Growth Fund - Investor Class | Amphenol Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.94%
Empower Large Cap Growth Fund - Investor Class | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Total Investments	2.55%
Empower Large Cap Growth Fund - Investor Class | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
Empower Large Cap Growth Fund - Investor Class | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.51%
Empower Large Cap Growth Fund - Investor Class | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.58%
Empower Large Cap Growth Fund - Investor Class | Amazon.com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.74%
Empower Large Cap Growth Fund - Investor Class | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.15%
Empower Large Cap Growth Fund - Investor Class | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Total Investments	6.32%
Empower Large Cap Growth Fund - Investor Class | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.18%
Empower Large Cap Growth Fund - Investor Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	40.20%
Empower Large Cap Growth Fund - Investor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.56%
Empower Large Cap Growth Fund - Investor Class | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	11.14%
Empower Large Cap Growth Fund - Investor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.98%
Empower Large Cap Growth Fund - Investor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.14%
Empower Large Cap Growth Fund - Investor Class | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	6.16%
Empower Large Cap Growth Fund - Investor Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.55%
Empower Large Cap Growth Fund - Investor Class | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.79%
Empower Large Cap Growth Fund - Investor Class | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
Empower Large Cap Value Fund - Institutional Class | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.87%
Empower Large Cap Value Fund - Institutional Class | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.94%
Empower Large Cap Value Fund - Institutional Class | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.91%
Empower Large Cap Value Fund - Institutional Class | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.79%
Empower Large Cap Value Fund - Institutional Class | Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.66%
Empower Large Cap Value Fund - Institutional Class | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Empower Large Cap Value Fund - Institutional Class | Southwest Airlines Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.51%
Empower Large Cap Value Fund - Institutional Class | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.09%
Empower Large Cap Value Fund - Institutional Class | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.02%
Empower Large Cap Value Fund - Institutional Class | Amazon.com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.62%
Empower Large Cap Value Fund - Institutional Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.26%
Empower Large Cap Value Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
Empower Large Cap Value Fund - Institutional Class | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	22.02%
Empower Large Cap Value Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.18%
Empower Large Cap Value Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.66%
Empower Large Cap Value Fund - Institutional Class | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	5.97%
Empower Large Cap Value Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.08%
Empower Large Cap Value Fund - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.82%
Empower Large Cap Value Fund - Institutional Class | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.22%
Empower Large Cap Value Fund - Institutional Class | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.49%
Empower Large Cap Value Fund - Investor Class | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.87%
Empower Large Cap Value Fund - Investor Class | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.94%
Empower Large Cap Value Fund - Investor Class | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.91%
Empower Large Cap Value Fund - Investor Class | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.79%
Empower Large Cap Value Fund - Investor Class | Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.66%
Empower Large Cap Value Fund - Investor Class | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Empower Large Cap Value Fund - Investor Class | Southwest Airlines Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.51%
Empower Large Cap Value Fund - Investor Class | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.09%
Empower Large Cap Value Fund - Investor Class | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.02%
Empower Large Cap Value Fund - Investor Class | Amazon.com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.62%
Empower Large Cap Value Fund - Investor Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.26%
Empower Large Cap Value Fund - Investor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
Empower Large Cap Value Fund - Investor Class | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	22.02%
Empower Large Cap Value Fund - Investor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.18%
Empower Large Cap Value Fund - Investor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.66%
Empower Large Cap Value Fund - Investor Class | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	5.97%
Empower Large Cap Value Fund - Investor Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.08%
Empower Large Cap Value Fund - Investor Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.82%
Empower Large Cap Value Fund - Investor Class | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.22%
Empower Large Cap Value Fund - Investor Class | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.49%
Empower Large Cap Value Fund - Investor II | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.87%
Empower Large Cap Value Fund - Investor II | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.94%
Empower Large Cap Value Fund - Investor II | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.91%
Empower Large Cap Value Fund - Investor II | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.79%
Empower Large Cap Value Fund - Investor II | Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.66%
Empower Large Cap Value Fund - Investor II | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Empower Large Cap Value Fund - Investor II | Southwest Airlines Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.51%
Empower Large Cap Value Fund - Investor II | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.09%
Empower Large Cap Value Fund - Investor II | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.02%
Empower Large Cap Value Fund - Investor II | Amazon.com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.62%
Empower Large Cap Value Fund - Investor II | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.26%
Empower Large Cap Value Fund - Investor II | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
Empower Large Cap Value Fund - Investor II | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	22.02%
Empower Large Cap Value Fund - Investor II | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.18%
Empower Large Cap Value Fund - Investor II | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.66%
Empower Large Cap Value Fund - Investor II | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	5.97%
Empower Large Cap Value Fund - Investor II | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.08%
Empower Large Cap Value Fund - Investor II | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.82%
Empower Large Cap Value Fund - Investor II | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.22%
Empower Large Cap Value Fund - Investor II | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.49%
Empower S&P 500® Index Fund - Institutional Class | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.43%
Empower S&P 500® Index Fund - Institutional Class | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.52%
Empower S&P 500® Index Fund - Institutional Class | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.25%
Empower S&P 500® Index Fund - Institutional Class | Amazon.com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.58%
Empower S&P 500® Index Fund - Institutional Class | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.21%
Empower S&P 500® Index Fund - Institutional Class | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.74%
Empower S&P 500® Index Fund - Institutional Class | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Total Investments	2.56%
Empower S&P 500® Index Fund - Institutional Class | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Empower S&P 500® Index Fund - Institutional Class | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Empower S&P 500® Index Fund - Institutional Class | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.82%
Empower S&P 500® Index Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	34.78%
Empower S&P 500® Index Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%
Empower S&P 500® Index Fund - Institutional Class | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	12.76%
Empower S&P 500® Index Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.66%
Empower S&P 500® Index Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.55%
Empower S&P 500® Index Fund - Institutional Class | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	7.36%
Empower S&P 500® Index Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.98%
Empower S&P 500® Index Fund - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.16%
Empower S&P 500® Index Fund - Institutional Class | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.41%
Empower S&P 500® Index Fund - Institutional Class | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.07%
Empower S&P 500® Index Fund - Institutional Class | Short Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.17%
Empower S&P 500® Index Fund - Investor Class | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.43%
Empower S&P 500® Index Fund - Investor Class | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.52%
Empower S&P 500® Index Fund - Investor Class | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.25%
Empower S&P 500® Index Fund - Investor Class | Amazon.com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.58%
Empower S&P 500® Index Fund - Investor Class | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.21%
Empower S&P 500® Index Fund - Investor Class | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.74%
Empower S&P 500® Index Fund - Investor Class | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Total Investments	2.56%
Empower S&P 500® Index Fund - Investor Class | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Empower S&P 500® Index Fund - Investor Class | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Empower S&P 500® Index Fund - Investor Class | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.82%
Empower S&P 500® Index Fund - Investor Class | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	34.78%
Empower S&P 500® Index Fund - Investor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%
Empower S&P 500® Index Fund - Investor Class | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	12.76%
Empower S&P 500® Index Fund - Investor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.66%
Empower S&P 500® Index Fund - Investor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.55%
Empower S&P 500® Index Fund - Investor Class | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	7.36%
Empower S&P 500® Index Fund - Investor Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.98%
Empower S&P 500® Index Fund - Investor Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.16%
Empower S&P 500® Index Fund - Investor Class | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.41%
Empower S&P 500® Index Fund - Investor Class | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.07%
Empower S&P 500® Index Fund - Investor Class | Short Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.17%